GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 95.3%
Australia* – 0.8%
68,090,682	Glencore PLC (Metals & Mining)	$ 464,198,281

Belgium – 1.0%
8,035,286	Anheuser-Busch InBev SA (Beverages)	578,404,057

Brazil – 2.2%
33,079,111	Banco BTG Pactual SA (Capital Markets)	376,816,817
55,801,405	Petroleo Brasileiro SA - Petrobras ADR (Oil, Gas & Consumable Fuels)	855,993,553

		1,232,810,370

Canada – 6.1%
207,590	Barrick Mining Corp. (Metals & Mining)	9,505,546
35,893,477	Enbridge, Inc.(a) (Oil, Gas & Consumable Fuels)	1,752,167,897
2,305,949	Franco-Nevada Corp. (Metals & Mining)	539,784,955
3,385,302	Intact Financial Corp. (Insurance)	616,347,974
8,573,661	TC Energy Corp. (Oil, Gas & Consumable Fuels)	502,714,423

		3,420,520,795

China – 0.5%
3,905,100	Tencent Holdings Ltd. (Interactive Media & Services)	300,153,016

Denmark – 0.5%
4,748,437	Novo Nordisk AS Class B (Pharmaceuticals)	281,958,491

France – 8.5%
3,490,477	BNP Paribas SA (Banks)	377,433,717
7,798,504	Danone SA (Food Products)	611,089,841
1,238,746	L’Oreal SA (Personal Products)	569,128,243
10,251,389	Sanofi SA (Pharmaceuticals)	966,948,333
1,203,851	Thales SA (Aerospace & Defense)	368,529,618
25,952,916	TotalEnergies SE (Oil, Gas & Consumable Fuels)	1,887,521,492

		4,780,651,244

Germany – 4.7%
6,825,057	Bayerische Motoren Werke AG (Automobiles)	702,846,244
23,014,376	Deutsche Telekom AG (Diversified Telecommunication Services)	772,322,262
29,432,687	E.ON SE (Multi-Utilities)	623,274,520
7,732,725	Mercedes-Benz Group AG (Automobiles)	528,486,964

		2,626,929,990

Shares	Description	Value

Common Stocks – (continued)
India – 13.2%
35,227,459	Adani Energy Solutions Ltd.* (Electric Utilities)	$ 343,138,950
27,386,568	Adani Enterprises Ltd.* (Trading Companies & Distributors)	587,951,844
42,074,036	Adani Green Energy Ltd.* (Independent Power and Renewable Electricity Producers)	390,339,495
52,416,122	Adani Ports & Special Economic Zone Ltd. (Transportation Infrastructure)	810,139,026
635,118,200	Adani Power Ltd.* (Independent Power and Renewable Electricity Producers)	934,906,984
47,490,264	Bharti Airtel Ltd. (Wireless Telecommunication Services)	1,018,521,666
325,811,720	GMR Airports Ltd.* (Transportation Infrastructure)	332,845,513
14,672,544	HDFC Bank Ltd. ADR (Banks)	475,096,975
43,531,253	ICICI Bank Ltd. ADR (Banks)	1,275,030,400
168,268,286	ITC Ltd. (Tobacco)	589,853,246
53,836,738	State Bank of India (Banks)	631,001,291

		7,388,825,390

Israel – 0.4%
8,784,084	Bank Leumi Le-Israel BM (Banks)	211,163,488

Italy – 3.6%
123,276,087	Enel SpA (Electric Utilities)	1,362,021,663
7,505,343	UniCredit SpA (Banks)	654,060,813

		2,016,082,476

Japan – 3.6%
26,353,800	Japan Tobacco, Inc. (Tobacco)	952,470,161
10,204,800	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	347,368,371
18,892,625	Tokio Marine Holdings, Inc. (Insurance)	704,176,012

		2,004,014,544

Netherlands – 2.4%
8,638,048	Heineken NV (Beverages)	713,067,329
15,461,494	Koninklijke Ahold Delhaize NV (Consumer Staples Distribution & Retail)	604,546,609

		1,317,613,938

Russia* – 0.0%
48,039,056	Gazprom PJSC (Oil, Gas & Consumable Fuels)	—
3,681,622	LUKOIL PJSC (Oil, Gas & Consumable Fuels)	—
34,154,161	Rosneft Oil Co. PJSC (Oil, Gas & Consumable Fuels)	—

		—

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – 5.0%
1,369,423	Banco Bilbao Vizcaya Argentaria SA (Banks)	$ 34,760,943
66,824,860	CaixaBank SA (Banks)	882,099,828
82,873,349	Iberdrola SA(a) (Electric Utilities)	1,863,220,116

		2,780,080,887

Switzerland – 3.5%
13,103,929	Novartis AG (Pharmaceuticals)	1,944,226,971

Taiwan – 2.1%
21,200,951	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,172,325,735

United Arab Emirates – 1.4%
62,047,904	First Abu Dhabi Bank PJSC (Banks)	314,252,148
4,371,700	International Holding Co. PJSC* (Industrial Conglomerates)	475,550,503

		789,802,651

United Kingdom – 18.6%
10,068,381	AstraZeneca PLC (Pharmaceuticals)	1,875,881,558
41,092,050	British American Tobacco PLC (Tobacco)	2,482,519,078
13,824,103	British American Tobacco PLC ADR (Tobacco)	838,846,570
13,907,410	Diageo PLC (Beverages)	320,013,671
22,346,012	Imperial Brands PLC (Tobacco)	941,164,526
81,094,291	National Grid PLC (Multi- Utilities)	1,377,755,504
2,674,349	Reckitt Benckiser Group PLC* (Household Products)	222,933,471
22,934,147	Rolls-Royce Holdings PLC (Aerospace & Defense)	383,389,551
27,048,305	Shell PLC (Oil, Gas & Consumable Fuels)	1,042,099,678
11,175,753	SSE PLC (Electric Utilities)	371,453,591
8,526,871	Unilever PLC (Personal Products)	580,077,781

		10,436,134,979

United States – 17.2%
7,316,195	Chubb Ltd. (Insurance)	2,264,801,324
6,540,632	Cognizant Technology Solutions Corp. Class A (IT Services)	536,724,262
16,228,414	Nestle SA (Food Products)	1,548,620,962
1,561,378	Newmont Corp. (Metals & Mining)	175,420,818
22,297,764	Philip Morris International, Inc. (Tobacco)	4,001,110,772

Shares	Description	Value

Common Stocks – (continued)
United States (continued)
2,379,239	Roche Holding AG (Pharmaceuticals)	$ 1,081,934,103

		9,608,612,241

TOTAL COMMON STOCKS (Cost $41,955,117,121)		$53,354,509,544

Shares	Dividend Rate	Value

Preferred Stocks – 3.5%
Brazil – 3.5%
Itau Unibanco Holding SA (Banks)
122,254,392	9.784%	$ 1,056,971,134
Petroleo Brasileiro SA - Petrobras (Oil, Gas & Consumable Fuels)
126,786,587	7.682	909,688,191

TOTAL PREFERRED STOCKS (Cost $1,203,861,665)		$ 1,966,659,325

Investment Company(b) – 1.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
771,686,785	3.590%	$ 771,686,785
(Cost $771,686,785)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(b) – 0.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
108,112,156	3.590%	$ 108,112,156
(Cost $108,112,156)

TOTAL INVESTMENTS – 100.4% (Cost $44,038,777,727)		$56,200,967,810

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(216,755,846)

NET ASSETS – 100.0%		$55,984,211,964

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

SECTOR ALLOCATION AS OF JANUARY 31, 2026

Sector	% of Total Market Value
Consumer Staples	27.7%
Financials	17.6
Utilities	13.0
Energy	12.4
Health Care	11.6
Industrials	5.3
Communication Services	3.7
Information Technology	3.0
Consumer Discretionary	2.2
Materials	2.1
Investment Company	1.4
100.0%

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s financial statements at SEC.gov.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of January 31, 2026:

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,064,379,523	$9,801,905,301	$—
Australia and Oceania	—	464,198,281	—
Europe	1,685,054,561	25,077,028,472	—
North America	10,398,577,971	2,630,555,065	—
South America	1,232,810,370	—	—
Preferred Stocks	—	1,966,659,325	—
Securities Lending Reinvestment Vehicle	108,112,156	—	—
Investment Company	771,686,785	—	—

Total	$16,260,621,366	$39,940,346,444	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Fund’s investing activities expose it to various types of risks that are associated with the market and financial instruments in which it invests. The significant financial risks to which the Fund exposed include, but are not limited to, market risk, liquidity risk,credit risk, interest rate risk and concentration risk. This is not meant to be a comprehensive list of the risks of the Fund. Please alsorefer to the LP Agreement or the Private Placement Memorandum of the Fund.

Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.